Cover	Sep. 30, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2025
Entity File Number	000-17363
Entity Registrant Name	LIFEWAY FOODS, INC.
Entity Central Index Key	0000814586
Entity Tax Identification Number	36-3442829
Entity Incorporation, State or Country Code	IL
Entity Address, Address Line One	6431 Oakton Street
Entity Address, City or Town	Morton Grove
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60053
City Area Code	(847)
Local Phone Number	967-1010
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, no par value
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	LWAY
Security Exchange Name	NASDAQ
Preferred Stock Purchase Rights
Title of 12(b) Security	Preferred Stock Purchase Rights
Trading Symbol	n/a
Security Exchange Name	NASDAQ